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                            UNITED STATES                 OMB APPROVAL
                 SECURITIES AND EXCHANGE COMMISSION    -------------------------
                       Washington, D.C. 20549          OMB Number: 3235-0456
                                                       Expires:August 31, 2000
                                                       Estimated average
                             FORM 24F-2                burden
                  Annual Notice of Securities Sold     hours per response.1
                       Pursuant to Rule 24f-2          -------------------------

             Read instructions at end of Form before preparing Form.

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    1.      Name and address of issuer:

            Legg Mason Investors Trust, Inc.
            100 Light Street, Baltimore, Maryland 21202

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    2.      The name of each series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): | |

            Legg Mason Financial Services Fund
            (Classes A, Primary and Navigator Shares)

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    3.      Investment Company Act File Number:
               811-7692

            Securities Act File Number:
               33-62174

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    4(a).   Last day of fiscal year for which this Form is filed:

                 December 31, 1999
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    4(b).   | |   Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of
                  the issuer's fiscal year).  (See Instruction A.2)

    Note: If the form is being filed late, interest must be paid on the registration fee due.

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    4(c).   | |   Check box if this is the last time the issuer will be filing this Form.

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


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    5.      Calculation of registration fee:

            (i) Aggregate sale price of
                securities sold during the                       $ 28,753,209.27
                fiscal year pursuant to                          ---------------
                section 24(f):

           (ii) Aggregate price of
                securities redeemed or            $9,057,723.51
                repurchased during the            -------------
                fiscal year:


          (iii) Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending no
                earlier than October 1, 1995
                that were not previously used
                to reduce registration fees       $0.00
                payable to the Commission:        -----

           (iv) Total available redemption credits              -$  9,057,723.51
                [add Items 5(ii) and 5(iii)]:                     --------------

            (v) Net sales - if item 5(i) is                      $ 19,695,485.76
                greater than Item 5(iv)                          ---------------
                [subtract item 5(iv) from
                Item 5(i)]:

     ---------------------------------------------------------------
           (vi)  Redemption credits available
                 for use in future years -- if
                 Item 5(i) is less than Item
                 5(iv) [subtract Item 5(iv)       $(0.00)
                 from Item 5(i)]:                 -------
     ---------------------------------------------------------------

          (vii)  Multiplier for determining                     x       0.000264
                 registration fee (See Instruction C.9):         ---------------

         (viii)  Registration fee due
                 [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no                           = $ 5,199.61
                 fee is due):                                         ----------

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      6.   Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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     7.    Interest  due - if this Form is being  filed  more than 90 days after
           the end of the Issuer's fiscal year (see Instruction D):       + $ 0
                                                                           -----

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      8.   Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:                              = $ 5,199.61
                                                                    ============

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                                       2

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     9.    Date the registration fee and any interest payment was sent to the
           Commission's lockbox depository:

                                 March 27, 2000

                 Method of Delivery:

                             |X|   Wire Transfer

                             |_|   Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and
Title)*             /s/Marie K. Karpinski
                    ------------------------------------

                    Marie K. Karpinski
                    ------------------------------------

                    Vice President and Treasurer
                    ------------------------------------

Date: March 27, 2000
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    *Please print the name and title of the signing officer below signature.